Highland Capital Management, L.P.
Two Galleria Tower
13455 Noel Road, Suite 800
Dallas, TX 75240
April 21, 2008
Securities and Exchange Commission
Division of Investment Management
Attn: James O’Connor
100 F Street, N.E.
Washington, D.C. 20549

Re:	Highland Distressed Opportunities, Inc. (the “Company”) File Nos. 001-33032 and 814-00729
Dear Mr. O’Connor:
     The Company hereby files via EDGAR under Rule 14a-6(b) under the Securities Exchange Act of 1934, as amended, and Rule 101(a)(1)(iii) of Regulation S-T, a definitive proxy statement and form of proxy relating to the Annual Meeting of the Stockholders of the Company (the “Proxy Materials”). The Proxy Materials are being filed in order to update certain information and to address the comments of the staff of the Securities and Exchange Commission (the “Staff”) with respect to the preliminary Proxy Materials filed with the Securities and Exchange Commission (the “Commission”) on April 4, 2008, which were provided orally on April 14, 2008.
     We appreciate the opportunity to address your comments regarding certain disclosure contained in the preliminary Proxy Materials. As requested by you, the Company’s responses to the Staff’s comments are reflected in the Proxy Materials.
     We have organized this letter by setting forth the Staff’s comments in italicized text followed by the Company’s response to the Staff’s comments.
* * *
Proposal 3 — Authorization of the Company, Subject to the Approval of its Board of Directors, to Sell Shares of its Common Stock at a Price Below Net Asset Value Per Share or Warrants, Options and Rights to Acquire Common Stock at a Price Below the then Current Net Asset Value Per Share of Such Stock.

James O’Connor

April 21, 2008
1.	Please include a discussion of the related risks associated with investments in distressed markets. In particular, consider discussing the impact of current market conditions and increasing default rates.
Response: The following paragraph has been added on page 15 of the definitive proxy statement.
     Although the Adviser believes it is currently an opportune time to invest in distressed securities, investments in distressed markets and leveraged loans present significant risks, including credit risk and default risk. Most of the Company’s debt investments are likely to be in lower grade obligations, which are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. Adverse changes in the financial condition of an issuer or a decline in general economic conditions may negatively affect the Company’s investments to a greater extent than companies that invest in higher rated, investment grade instruments. An increase in defaults in the Company’s portfolio could lead to financial losses in the portfolio and a decrease in revenues, net income and assets. Please see “Risk Factors—Risks Related to Our Investments” in the Company’s Annual Report on Form 10-K for additional information.
2.	Please include Premium/Discount information for the first quarter of 2008. If the information is not available as of the date of the filing of the Proxy Materials, consider providing estimated information.
Response: The Company respectfully submits that the net asset value as of March 31, 2008 will not be finalized and publicly released until the Company’s quarterly report on Form 10-Q is filed with the Commission, and therefore the premium/discount information for the first quarter of 2008 cannot be calculated at this time. The Company currently expects to file the Form 10-Q on or about May 2, 2008. The Company does not believe that providing an estimated net asset value in advance of the final calculation would be useful to stockholders. The following sentence has been added to the end of footnote 2 on page 16 of the definitive proxy statement: “The Company believes that its shares have traded below net asset value during 2008.”
3.	Please include a discussion regarding any limits on the Company’s ability to sell shares of its Common Stock at below net asset value, and the sale of options, warrants or rights to purchase shares of Common Stock at below net asset value.

James O’Connor

April 21, 2008
Response: The following sentence has been added to page 14 of the definitive proxy statement: “There is no limitation on the number of shares of Common Stock the Company may issue pursuant to this proposal.”
* * *
As instructed by the Staff, the Company is also submitting the following:
The Company acknowledges that (i) it is responsible for the adequacy and accuracy of the disclosure in the Proxy Materials, (ii) Staff comments or changes to disclosure in response to Staff comments in the Proxy Materials reviewed by the Staff do not foreclose the Commission from taking any action with respect to the Proxy Materials, and (iii) the Company may not assert Staff comments with respect to the Proxy Materials as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.
Please direct any questions concerning this letter to the undersigned at 972-419-6208.

Very truly yours,
/s/ Michael Szkodzinski
Michael Szkodzinski

cc:	M. Jason Blackburn, Highland Capital Management, L.P. Michael Doherty, Ropes & Gray LLP Elizabeth Reza, Ropes & Gray LLP David C. Lebisky, PFPC Inc.